Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth the compensation for our CEO and the average compensation for our other NEOs (the “Non-CEO NEOs”), both as reported in the Summary Compensation Table along with certain adjustments to reflect the “compensation actually paid” to such individuals, as required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, for each of fiscal year 2024, 2023, 2022 and 2021. The Talent and Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For further information concerning our pay-for-performance philosophy and how we align executive compensation with the performance of the Company, see the Compensation Discussion and Analysis section of this Proxy Statement.
					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for CEO (b)	Compensation Actually Paid to CEO1 (c)	Average Summary Compensation Table Total for Non-CEO NEOs (d)	Average Compensation Actually Paid to Non-CEO NEOs1 (e)	Total Shareholder Return2 (f)	Peer Group Total Shareholder Returns3 (g)	Net Income (Loss) (millions)4 (h)	Revenue (millions)5 (i)
2024	$10,082,248	$16,513,762	$4,973,630	$6,404,645	$104.80	$113.96	$12	$659.7
2023	$6,256,075	$433,031	$2,561,259	$346,019	$66.62	$77.30	$(119)	$596.6
2022	$8,457,367	$3,006,737	$3,711,603	$1,494,858	$113.58	$80.03	$(34)	$528.7
2021	$6,937,688	$12,014,504	$3,116,876	$7,171,357	$157.59	$123.04	$(90)	$443.0

1.
The dollar amounts reported in column (c) and (e) represent the amount of  “compensation actually paid” to Mr. Howe, our CEO, for all applicable years and the average of the “compensation actually paid” to our Non-CEO NEOs. The dollar amounts reported as “compensation actually paid” do not reflect the actual amount of compensation earned by or paid to our CEO or our Non-CEO NEOs during the applicable years, as explained in the ensuing tables. The Non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for fiscal 2024, Lauren R. Dillard, Vihan Sharma, Kimberly Bloomston, Jerry C. Jones and Warren C. Jenson (i) for fiscal 2023, Warren C. Jenson, Mohsin Hussain and Jerry C. Jones; (ii) for fiscal 2022, Warren C. Jenson, Mohsin Hussain, Jerry C. Jones, Diego Panama, and David Pann; and (iii) for fiscal 2021, Warren C. Jenson, James F. Arra, Anneka R. Gupta and Jerry C. Jones. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:

Fiscal Year	Reported Summary Compensation Table (SCT) Totali A	Reported Value of Equity Awardsii B	Equity Award Adjustmentsiii C	Compensation Actually Paid A-B+C
Company’s CEO
2024	$10,082,248	$8,126,936	$14,558,450	$16,513,762
Average of Non-CEO NEOs
2024	$4,973,630	$3,900,177	$5,331,192	$6,404,645

i.
Reflects the amounts (or the average amounts with regard to the Non-CEO NEOs) represented in the “Total” column of the Summary Compensation Table for the applicable years.

ii.
Reflects the grant date fair value of equity awards granted to the CEO (or the average amounts with regard to the Non-CEO NEOs) as reported in the “Stock Awards” column in the Summary Compensation Table for the covered years.

iii.
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) as set forth in the chart below:

Fiscal Year	Plus Year End Fair Value of Outstanding Unvested Stock Awards Granted in the Year	Year over Year Change (Positive or Negative) in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years	Plus Fair Value of Awards Granted and Vested in the Year	Year over Year Change (Positive or Negative) in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year	Less Year End Fair Value of Awards Granted in Prior Years that Failed to Meet the Applicable Vesting Conditions in the Year	Total Equity Award Adjustments
Company’s CEO
2024	$11,246,461	$2,658,938	—	$653,052	—	$14,558,450
Average of Non-CEO NEOs
2024	$4,680,900	$613,640	$81,445	$256,259	$301,053	$5,331,192

2.
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the price of our common stock at the end and the beginning of the measurement period by the price of our common stock at the beginning of the measurement period.

3.
The peer group used for this purpose is the S&P 400 IT Consulting and Other Services Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Reports on Form 10-K for the years ended March 31, 2024, March 31, 2023, March 31, 2022 and March 31, 2021.

4.
The dollar amounts reported represent the amount of net income (loss) reflected in our audited consolidated financial statements for the applicable year.

5.
Revenue as reported under GAAP.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
1.
	The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid” to Mr. Howe, our CEO, for all applicable years and the average of the “compensation actually paid” to our Non-CEO NEOs. The dollar amounts reported as “compensation actually paid” do not reflect the actual amount of compensation earned by or paid to our CEO or our Non-CEO NEOs during the applicable years, as explained in the ensuing tables. The Non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for fiscal 2024, Lauren R. Dillard, Vihan Sharma, Kimberly Bloomston, Jerry C. Jones and Warren C. Jenson (i) for fiscal 2023, Warren C. Jenson, Mohsin Hussain and Jerry C. Jones; (ii) for fiscal 2022, Warren C. Jenson, Mohsin Hussain, Jerry C. Jones, Diego Panama, and David Pann; and (iii) for fiscal 2021, Warren C. Jenson, James F. Arra, Anneka R. Gupta and Jerry C. Jones.
Peer Group Issuers, Footnote
3.
The peer group used for this purpose is the S&P 400 IT Consulting and Other Services Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Reports on Form 10-K for the years ended March 31, 2024, March 31, 2023, March 31, 2022 and March 31, 2021.

PEO Total Compensation Amount	$ 10,082,248	$ 6,256,075	$ 8,457,367	$ 6,937,688
PEO Actually Paid Compensation Amount	$ 16,513,762	433,031	3,006,737	12,014,504
Adjustment To PEO Compensation, Footnote
1.
The dollar amounts reported in column (c) and (e) represent the amount of  “compensation actually paid” to Mr. Howe, our CEO, for all applicable years and the average of the “compensation actually paid” to our Non-CEO NEOs. The dollar amounts reported as “compensation actually paid” do not reflect the actual amount of compensation earned by or paid to our CEO or our Non-CEO NEOs during the applicable years, as explained in the ensuing tables. The Non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for fiscal 2024, Lauren R. Dillard, Vihan Sharma, Kimberly Bloomston, Jerry C. Jones and Warren C. Jenson (i) for fiscal 2023, Warren C. Jenson, Mohsin Hussain and Jerry C. Jones; (ii) for fiscal 2022, Warren C. Jenson, Mohsin Hussain, Jerry C. Jones, Diego Panama, and David Pann; and (iii) for fiscal 2021, Warren C. Jenson, James F. Arra, Anneka R. Gupta and Jerry C. Jones. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:

Fiscal Year	Reported Summary Compensation Table (SCT) Totali A	Reported Value of Equity Awardsii B	Equity Award Adjustmentsiii C	Compensation Actually Paid A-B+C
Company’s CEO
2024	$10,082,248	$8,126,936	$14,558,450	$16,513,762
Average of Non-CEO NEOs
2024	$4,973,630	$3,900,177	$5,331,192	$6,404,645

i.
Reflects the amounts (or the average amounts with regard to the Non-CEO NEOs) represented in the “Total” column of the Summary Compensation Table for the applicable years.

ii.
Reflects the grant date fair value of equity awards granted to the CEO (or the average amounts with regard to the Non-CEO NEOs) as reported in the “Stock Awards” column in the Summary Compensation Table for the covered years.

iii.
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) as set forth in the chart below:

Fiscal Year	Plus Year End Fair Value of Outstanding Unvested Stock Awards Granted in the Year	Year over Year Change (Positive or Negative) in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years	Plus Fair Value of Awards Granted and Vested in the Year	Year over Year Change (Positive or Negative) in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year	Less Year End Fair Value of Awards Granted in Prior Years that Failed to Meet the Applicable Vesting Conditions in the Year	Total Equity Award Adjustments
Company’s CEO
2024	$11,246,461	$2,658,938	—	$653,052	—	$14,558,450
Average of Non-CEO NEOs
2024	$4,680,900	$613,640	$81,445	$256,259	$301,053	$5,331,192

Non-PEO NEO Average Total Compensation Amount	$ 4,973,630	2,561,259	3,711,603	3,116,876
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,404,645	346,019	1,494,858	7,171,357
Adjustment to Non-PEO NEO Compensation Footnote
1.
The dollar amounts reported in column (c) and (e) represent the amount of  “compensation actually paid” to Mr. Howe, our CEO, for all applicable years and the average of the “compensation actually paid” to our Non-CEO NEOs. The dollar amounts reported as “compensation actually paid” do not reflect the actual amount of compensation earned by or paid to our CEO or our Non-CEO NEOs during the applicable years, as explained in the ensuing tables. The Non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for fiscal 2024, Lauren R. Dillard, Vihan Sharma, Kimberly Bloomston, Jerry C. Jones and Warren C. Jenson (i) for fiscal 2023, Warren C. Jenson, Mohsin Hussain and Jerry C. Jones; (ii) for fiscal 2022, Warren C. Jenson, Mohsin Hussain, Jerry C. Jones, Diego Panama, and David Pann; and (iii) for fiscal 2021, Warren C. Jenson, James F. Arra, Anneka R. Gupta and Jerry C. Jones. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:

Fiscal Year	Reported Summary Compensation Table (SCT) Totali A	Reported Value of Equity Awardsii B	Equity Award Adjustmentsiii C	Compensation Actually Paid A-B+C
Company’s CEO
2024	$10,082,248	$8,126,936	$14,558,450	$16,513,762
Average of Non-CEO NEOs
2024	$4,973,630	$3,900,177	$5,331,192	$6,404,645

i.
Reflects the amounts (or the average amounts with regard to the Non-CEO NEOs) represented in the “Total” column of the Summary Compensation Table for the applicable years.

ii.
Reflects the grant date fair value of equity awards granted to the CEO (or the average amounts with regard to the Non-CEO NEOs) as reported in the “Stock Awards” column in the Summary Compensation Table for the covered years.

iii.
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) as set forth in the chart below:

Fiscal Year	Plus Year End Fair Value of Outstanding Unvested Stock Awards Granted in the Year	Year over Year Change (Positive or Negative) in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years	Plus Fair Value of Awards Granted and Vested in the Year	Year over Year Change (Positive or Negative) in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year	Less Year End Fair Value of Awards Granted in Prior Years that Failed to Meet the Applicable Vesting Conditions in the Year	Total Equity Award Adjustments
Company’s CEO
2024	$11,246,461	$2,658,938	—	$653,052	—	$14,558,450
Average of Non-CEO NEOs
2024	$4,680,900	$613,640	$81,445	$256,259	$301,053	$5,331,192

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The following graph compares the amount of compensation actually paid to our CEO and the average compensation actually paid to our Non-CEO NEOs with our cumulative TSR and the TSR of our peer group over the four years presented in the table.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Net Income (Loss)
The following graph compares the amount of compensation actually paid to our CEO and the average compensation paid to our Non-CEO NEOs to our net income (loss) over the four years presented in the table.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid vs. Revenue
The following graph compares the amount of compensation actually paid to our CEO and the average compensation actually paid to our Non-CEO NEOs with revenue. While the Company uses several financial performance measures to evaluate performance for purposes of its executive compensation program, the Company has determined that revenue is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the NEOs for the most recently completed fiscal year to Company performance. Revenue is a key driver of both (i) our annual cash incentive plan, which, for fiscal 2024, utilized revenue adjusted to reflect the impact, if any, of acquisitions and divestitures during the year as one of the two corporate performance measures (weighted 50%) and (ii) our long-term equity incentive compensation program in our fiscal 2024 Rule of 40 PSUs (average 3-year revenue growth percentage). Note, however, that because a significant portion of compensation actually paid is comprised of equity awards, which have multi-year vesting periods, compensation actually paid is heavily impacted by fluctuations in stock price year-over-year, as compared to revenue.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid vs. Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The following graph compares the amount of compensation actually paid to our CEO and the average compensation actually paid to our Non-CEO NEOs with our cumulative TSR and the TSR of our peer group over the four years presented in the table.

Tabular List, Table
Financial Performance Measures
As described in greater detail in the Compensation Discussion and Analysis section, our executive compensation program reflects a variable pay-for-performance philosophy with a substantial portion of our NEOs’ annual target total direct compensation “at-risk” and/or subject to performance-based vesting requirements. The metrics that we use for both our short and long-term compensation programs are selected based on the objective of ensuring our NEOs’ interests are aligned with those of our shareholders and to motivate and reward individual initiative and effort. The most important financial performance measures used by us to link executive compensation actually paid to the NEOs, for the most recently completed fiscal year, to our performance are set forth below. These measures are utilized in our annual cash and long-term equity incentive compensation programs.
•
Revenue

•
Non-GAAP EBIT

•
Rule of 40 (Average 3-year revenue growth percentage + Average 3-year EBITDA margin)

•
Relative TSR compared to the Russell 2000 Index

Total Shareholder Return Amount	$ 104.8	66.62	113.58	157.59
Peer Group Total Shareholder Return Amount	113.96	77.3	80.03	123.04
Net Income (Loss)	$ 12,000,000	$ (119,000,000)	$ (34,000,000)	$ (90,000,000)
Company Selected Measure Amount	659,700,000	596,600,000	528,700,000	443,000,000
PEO Name	Mr. Howe
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-GAAP Measure Description	5. Revenue as reported under GAAP.
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP EBIT
Measure:: 3
Pay vs Performance Disclosure
Name	Rule of 40 (Average 3-year revenue growth percentage + Average 3-year EBITDA margin)
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR compared to the Russell 2000 Index
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,126,936)
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,558,450
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,246,461
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,658,938
PEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	653,052
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,900,177)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,331,192
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,680,900
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	613,640
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	81,445
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	256,259
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (301,053)